Financial Instruments - Derivatives financial risks (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	€ 23,539	€ 25,806
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	12,013	41,897
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	14,908	10,305
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 3,381	€ 26,396